EXPLORATION AND EVALUATION INTERESTS - Snip Property (Details)						12 Months Ended
	Jun. 01, 2022 shares	Oct. 14, 2021 CAD ($)	Oct. 02, 2020	Oct. 16, 2018 CAD ($)	Jul. 19, 2017 item lease oz	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Exploration And Evaluation Interests [Line Items]
Acquisition of QuestEx Gold & Copper Ltd. (shares) | shares	1,058,597
Percentage of net smelter return royalty		1.00%	1.00%
Percentage of right to purchase interest retained		49.00%	0.50%
Retention period of right to purchase interest			24 months
Entitled to anti-dilution protection		$ 15,000,000,000,000
Term of option				12 months
Exploration or development expenditure		$ 100,000,000				$ 91,602,000	$ 107,452,000
Barrick
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty			2.00%
Percentage of right to purchase interest retained		51.00%		60.00%
Retention period of right to purchase interest				3 years
Snip
Exploration And Evaluation Interests [Line Items]
Percentage of net smelter return royalty					1.00%
Percentage of right to purchase interest relinquished					1.00%
Compensation to purchase interest as a multiplier of cost incurred | item					3
Minimum ounces of contained gold for retention | oz					2,000,000
Percentage of interest sold					100.00%
Percentage of right to purchase interest retained					51.00%
Number of mining leases in optioned property | lease					1
Number of mineral tenures in optioned property | item					4
Percentage of royalty on gold recovered from ore					3.00%
Threshold ounce per ton of gold recovered from ore | oz					0.3
Percentage of financial assurance				60.00%
Minimum expenditure				$ 22,500,000
Cash payment				$ 1,000,000
Option period				12 months
Exploration or development expenditure				$ 7,500,000		$ 475,000	$ 26,067,000